DEBT ASSIGNMENT (Details Textual) - USD ($)			1 Months Ended	3 Months Ended	6 Months Ended		12 Months Ended
	Feb. 02, 2017	Jan. 13, 2017	Feb. 29, 2016	Jun. 30, 2017	Jun. 30, 2017	Jun. 30, 2016	Dec. 31, 2016	Dec. 31, 2015	Jun. 11, 2015
Stock Issued During Period, Shares, New Issues			29,639
Conversion of Stock, Shares Converted					977,751		977,751	154,543
Convertible Notes Payable [Member]
Debt Instrument, Interest Rate, Stated Percentage									8.00%
Repayments of Debt				$ 824,000
Interest Expense, Debt								$ 48,000
Asset Purchase Modification Agreements [Member]
Long-term Debt		$ 1,038,000
Debt Related Commitment Fees and Debt Issuance Costs		312,000
Notes Payable, Current		$ 122,000
Debt Instrument, Interest Rate, Stated Percentage		9.00%
Long-term Debt, Gross		$ 1,472,000
Business Combination Asset Purchase Modification Agreement Consideration Payables Terms	On February 2, 2017, the New Holders agreed that any sales of common stock underlying the Series D Convertible Preferred Stock (the “Series D Preferred Stock”) would not, in the aggregate, exceed 2.75% of that day’s dollar volume of our common stock traded, provided that the New Holders shall be entitled to sell no less than an aggregate of $27,500 each trading day.
Debt Issuance Costs, Current, Net				$ 312,000	$ 312,000
Amortization of Debt Issuance Costs					$ 312,000
Series D Preferred Stock [Member] | Convertible Notes Payable [Member]
Stock Issued During Period, Shares, New Issues					5,000,000
Conversion of Stock, Shares Converted					416,667
Conversion of Stock, Amount Issued					$ 648,000
Interest Expense, Debt					$ 434,000	$ 0